DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
b. Derivative instrument disclosure
The fair value of derivative instruments consists of:

		June 30,	December 31,
	Reported under	2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$49	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	30	17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	32	53

Liability derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Accounts payable	44	57